Fair Value Measurement - Schedule of Reconciliation of the Beginning and Ending Balances for Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Details) - CNY (¥)
¥ in Thousands
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Convertible Notes
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance as of January 1, 2016 and 2017	¥ 499,192	¥ 0
Issuance of convertible notes	50,000	443,242
Extinguishment of convertible notes	(207,300)
Issuance of warrants	0
Conversion to ordinary shares	(438,720)
Changes in fair value	102,260	69,660
Payment of interest		(2,998)
Exchange rate effect	(5,432)	(10,712)
Balance as of December 31, 2017	0	499,192
Derivative Liabilities
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance as of January 1, 2016 and 2017	18,218	0
Issuance of convertible notes	0	17,964
Extinguishment of convertible notes	0
Issuance of warrants	0
Conversion to ordinary shares	0
Changes in fair value	44,288	676
Payment of interest		0
Exchange rate effect	1,436	(422)
Balance as of December 31, 2017	63,942	18,218
Warrants
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance as of January 1, 2016 and 2017	0	0
Issuance of convertible notes	0	0
Extinguishment of convertible notes	0
Issuance of warrants	14,800
Conversion to ordinary shares	0
Changes in fair value	(14,800)	0
Payment of interest		0
Exchange rate effect	0	0
Balance as of December 31, 2017	¥ 0	¥ 0